Consolidated Statements of Comprehensive Income - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Net Income (loss)	$ (52,700,000)	$ 13,400,000	$ (8,900,000)	$ (6,100,000)	$ (35,200,000)
Foreign currency translation adjustments, net of tax	1,800,000	(3,700,000)	(2,200,000)	(4,600,000)	4,500,000
Net unrealized gain (loss) on cash flow hedges, net of tax	(6,100,000)	111,500,000	93,500,000	117,200,000	119,000,000
Comprehensive income (loss)	(57,000,000)	121,200,000	82,400,000	106,500,000	88,300,000
Less: Comprehensive loss attributable to noncontrolling interest	6,200,000	7,300,000	8,600,000	17,200,000	15,600,000
Comprehensive income (loss) attributable to Parent	$ (50,800,000)	$ 128,500,000	$ 91,000,000	$ 123,700,000	$ 103,900,000